Related Party Balances and Transactions - Manufacturing consignment (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Suzhou Zenlead Xpt New Energy Technologies Co., Ltd.
Related Party Transaction [Line Items]
Cost of manufacturing consignment	¥ 89,286	¥ 174,680	¥ 132,511